Accumulated Other Comprehensive Income - Tax Benefit/(Expense) Allocated to Each Component of Other Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Unrealized gains on available-for-sale debt securities
Other comprehensive income before reclassification	¥ (2,105)	$ (310)	¥ (1,174)
Amounts reclassified from accumulated other comprehensive income	2,145	316	1,246
Net current-period other comprehensive income	¥ 40	$ 6	¥ 72